PRINCIPAL ACCOUNTING POLICIES - Earnings/(loss) per share, treasury stock and segment reporting (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 item	Dec. 31, 2015	Nov. 30, 2015	Apr. 03, 2014 USD ($)
Treasury stock disclosures
Approved repurchase plan | $				$ 600
Segment reporting disclosures
Number of reportable segments | item	1
ADS
Treasury stock disclosures
Ratio of ADSs to ordinary shares		8	4